Loans Payable, Shareholders (Details Textual) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Schedule of Capitalization, Equity [Line Items]
Notes Payable, Related Parties, Current	$ 4,009,569	$ 2,827,584